Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 17,542	¥ 15,231
Over one year	9,363	7,612
Capitalized Exploratory Well Costs	¥ 26,905	¥ 22,843